UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2006 - May 31, 2007

Item 1:	Reports to Shareholders

Vanguard® New Jersey
Tax-Exempt Funds

> Semiannual Report

May 31, 2007

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New Jersey Long-Term Tax-Exempt Fund

>

Vanguard New Jersey Long-Term Tax-Exempt Fund posted a return of –0.3% for Investor Shares for the six months ended May 31, 2007. The fund’s Admiral Shares returned –0.2%. Vanguard New Jersey Tax-Exempt Money Market Fund returned 1.8% for the period.

>	Yields rose across the maturity spectrum as expectations of increased inflation took a firmer grip on the market.

>	Yield increases were greatest at the longer end of the maturity spectrum.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
New Jersey Tax-Exempt Money Market Fund	9
New Jersey Long-Term Tax-Exempt Fund	24
About Your Fund’s Expenses	44
Trustees Approve Advisory Arrangement	46
Glossary	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard New Jersey Tax-Exempt Money Market Fund	VNJXX	1.8%
SEC 7-Day Annualized Yield: 3.68%
Taxable-Equivalent Yield: 6.22%[1]
Average New Jersey Tax-Exempt Money Market Fund [2]		1.5

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	VNJTX	–0.3%
SEC 30-Day Annualized Yield: 3.96%
Taxable-Equivalent Yield: 6.69%[1]
Admiral™ Shares[3]	VNJUX	–0.2
SEC 30-Day Annualized Yield: 4.03%
Taxable-Equivalent Yield: 6.81%[1]
Lehman 10 Year Municipal Bond Index		0.1
Average New Jersey Municipal Debt Fund [2]		0.1
Lehman Municipal Bond Index		0.3

Your Fund’s Performance at a Glance
November 30, 2006–May 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New Jersey Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.018	$0.000
Long-Term
Investor Shares	$12.03	$11.70	$0.256	$0.044
Admiral Shares	12.03	11.70	0.260	0.044

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum New Jersey state income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

3 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

The final two months of the fiscal half-year ended May 31, 2007, saw bond yields move higher, and prices lower, as inflation concerns stirred. Vanguard New Jersey Long-Term Tax-Exempt Fund returned –0.3% for Investor Shares (–0.2% for Admiral Shares), trailing the result of the benchmark index and the average return of competing New Jersey municipal bond funds. The income portion of the fund’s return was insufficient to offset its decline in share price. The fund’s 3.96% yield for Investor Shares at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield rose to 6.69%. Yields for the Admiral Shares were slightly higher.

Vanguard New Jersey Tax-Exempt Money Market Fund posted a 1.8% result, ahead of the average return of its peers. The fund’s yield increased to 3.68%; the taxable equivalent would be 6.22% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and New Jersey state taxes, a portion of these distributions may be subject to the federal alternative minimum tax. The tax is triggered by holdings of private-activity bonds.

Mixed economic news led to weak bond returns

Over the six months, the yields of longer-term bonds rose faster than those of short-term bonds. This caused the “inverted” yield curve—which had persisted for many months as long-term U.S. Treasury yields remained lower than shorter-term yields—to begin a return to its historical upward-sloping maturity/yield relationship. The Federal Reserve Board’s intimations of concern about the inflation outlook helped to push long-term rates higher. However, the Fed held its target federal funds rate at 5.25% throughout the period.

Money market instruments remained a bright spot in the fixed income universe, with the Citigroup 3-Month Treasury Bill Index—a proxy for taxable money market yields—returning 2.5% for the half-year. The yield of the 3-month Treasury bill fell to 4.7% from its initial 5.0%. The broad taxable bond market returned 0.7% for the period, while municipal bonds posted a return of 0.3%.

Stocks were shaken early on but roared back in second half

Despite a short-lived tumble in late February and a cooldown of the domestic economy, the broad U.S. stock market moved solidly upward over the six months. In the first half of the period, the broad market had a modest positive return, but the second half saw a solid advance.

Market Barometer
			Total Returns
		Periods Ended May 31, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	0.7%	6.7%	4.7%
Lehman Municipal Bond Index	0.3	4.8	4.9
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.6

Stocks
Russell 1000 Index (Large-caps)	10.7%	22.9%	10.1%
Russell 2000 Index (Small-caps)	8.4	18.9	13.1
Dow Jones Wilshire 5000 Index (Entire market)	10.5	22.5	10.7
MSCI All Country World Index ex USA (International)	15.1	28.9	18.7

CPI
Consumer Price Index	3.2%	2.7%	3.0%

1 Annualized.

U.S. stocks were buoyed by an unprecedented flurry of merger-and-acquisition activity, particularly within the private-equity sector. Mid-capitalization stocks were the market leaders, outpacing the gains of large- and small-cap issues. As had been the case for well over a year, international stocks outperformed U.S. equities. Emerging markets again produced better gains than the developed markets of Europe and the Pacific.

Your fund’s performance reflected market dynamics

Investor demand for municipal bonds continued at a very high level during the fiscal half-year, and states and cities responded with a heavy slate of new issuance. During the first half of the funds’ fiscal year, states and municipalities issued $203.8 billion in bonds, a record pace, as issuers took advantage of low interest rates and strong demand to retire debt issued when interest rates were higher.

New buyers have joined individuals and mutual funds in muni bond markets. These include property and casualty insurers, foreign central banks, and hedge funds, all of which are pursuing higher yields at the long end of the maturity spectrum.

These supply-and-demand dynamics, as well as nascent concerns about the inflation outlook and a seasonal tax effect toward the end of the period, helped produce modestly higher yields (and lower prices) across the maturity spectrum during the six months. (In April and May,

Annualized Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Peer
New Jersey Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.10%	—	0.69%
Long-Term	0.15	0.08%	1.12

1 Fund expense ratios reflect the six months ended May 31, 2007. Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund; and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

many investors sell some holdings in municipal bond funds to pay their state and federal income tax bills.)

The New Jersey Long-Term Tax-Exempt Fund’s –0.3% decline (Investor Shares) reflected these factors. The fund lagged both the result of its benchmark index and the average return of competing New Jersey municipal debt funds. This was partly due to the fund’s positioning among the highest-rated muni bonds. Funds holding weaker-credit bonds have enjoyed a performance advantage of late in an environment that has prized yield over safety.

Rising interest rates were a positive factor for the New Jersey Tax-Exempt Money Market Fund, whose short average maturity enabled it to quickly translate rising rates into higher income. The fund’s 1.8% return was higher than the average return for its peers, a reflection of disciplined portfolio management and the fund’s low expense ratio. You can see from the table on page 4 that both New Jersey tax-exempt funds enjoyed a wide cost advantage over peer funds—an advantage that accrues to shareholders over time.

Your muni fund’s dual role: Providing income and stability

Bonds have a role to play in every investor’s portfolio, and municipal bonds can be an especially attractive option for investors in higher tax brackets. By committing a portion of your assets to the bond market, you gain ballast that helps you ride out storms in the stock market. By committing a portion of your bond portfolio to municipal bonds, you also help protect your returns from the tax collector’s reach. By entrusting your assets to Vanguard, you have selected a partner focused on managing risk, reducing costs, and providing clearly defined portfolios that can be used to build a diversified investment program suited to your needs.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 15, 2007

Advisor’s Report

As bond yields moved higher (and prices lower) over the past six months, the Investor Shares of Vanguard New Jersey Long-Term Tax-Exempt Fund returned –0.3% (Admiral Shares returned –0.2%), modestly trailing both the benchmark index and the peer group’s average return. Vanguard New Jersey Tax-Exempt Money Market Fund returned 1.8%, outpacing its peer-group average.

The investment environment

The U.S. economy continued to expand during the past six months, but at a slower pace than that observed 12 months ago. Consumer spending has increased solidly, as rising incomes and improved job prospects have helped to partially mitigate high energy prices, a slumping housing market, and higher short-term interest rates. Consensus expectations point to a continued modest deceleration, to below 3%, in the annualized growth rate of real gross domestic product.

The inflation picture has been mixed, with the core Consumer Price Index (CPI) bumping up against the Federal Reserve Board’s perceived threshold for price stability over the past 12 months. Nevertheless, Fed officials have stressed that long-run inflation expectations, as reflected in the difference between nominal and inflation-adjusted interest rates, remain fairly “contained.” Consequently, consensus expectations suggest that core CPI inflation will gradually decelerate toward 2%, from the 2.7% rate of the past 12 months.

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	3.45%	3.68%	+23
5 years	3.43	3.76	+33
10 years	3.56	3.91	+35
30 years	3.91	4.25	+34

Yields of U.S. Treasury Securities
	November 30,	May 31,	Change
Maturity	2006	2007	(basis points)[1]
2 years	4.61%	4.91%	+30
5 years	4.45	4.85	+40
10 years	4.46	4.89	+43
30 years	4.56	5.01	+45

1 One basis point equals 1/100 of a percentage point.

Source: Vanguard.

Consistent with its inflation assessment, the Federal Reserve has left the target for the federal funds rate unchanged at 5.25% since June 2006.

Interest rates moved higher

During the past six months, bond yields rose across all maturities, though the increase among short-term bonds was relatively modest. These interest rate dynamics flattened what had previously been an inverted U.S. Treasury yield curve, an unusual situation in which short-term bonds yield more than long-term securities. At the end of the period, the yield of the 10-year U.S. Treasury note was in line with that of the 2-year note, a relationship that is consistent with expectations for a neutral interest rate policy for the Federal Reserve.

On balance, Treasury bonds outperformed municipal securities during the six months, though the longest-term municipal bonds outperformed their Treasury counterparts.

During the past six months, states and municipalities brought $203.8 billion in new debt to market—a record pace and a 23% increase from the same period a year ago. Borrowers took advantage of dips in interest rates during December and March to issue $47.8 billion in securities that will be used to retire existing, higher-cost debt. The national pattern was evident in the New Jersey market. State and municipal issues totaled $7.5 billion through the first six months of the funds’ 2007 fiscal year, an 11.9% increase over a year ago.

Management of the funds

The performance of the New Jersey Tax-Exempt Money Market and Long-Term Tax-Exempt Funds reflected the increase in rates during the past six months. The Tax-Exempt Money Market Fund returned 1.8% as its yield rose from 3.44% at the beginning of the period to 3.68% at the end. We kept the fund’s average maturity at the short end of its typical range, which allows the fund to accelerate the reinvestment of maturing securities at higher rates.

The Long-Term Fund produced a slightly negative return. The fund’s income return over the six months was offset by a negative capital return, as rising rates depressed its share price. The fund’s yield rose to 3.96% (4.03% for Admiral Shares) from 3.80% (3.87%) at the beginning of the period. We kept the fund’s duration—a measure of sensitivity to interest rate changes—near the midpoint of its typical range, a position consistent with our expectation for relatively stable longer-term rates.

As always, security selection reflected the funds’ high-quality focus. Our funds’ expense advantage gives us an opportunity to provide an attractive and superior tax-exempt dividend without stretching for yield among lower-quality securities or assuming undue portfolio market risk. The near-term “cost” of this quality bias seems especially small today. Tax-exempt quality spreads have collapsed since late 2003, as the economy has firmed and memories of credit disasters (California’s fiscal crisis, Enron, the post-stock-market-bubble telecom blowups) have faded.

Over time, we expect our funds’ combination of low costs, prudent management, and bias toward high-quality issues to produce more-than-competitive returns, without subjecting shareholder capital to the significant risks lurking in the lower-rated tiers of the municipal bond market.

Please note: The U.S. Supreme Court recently agreed to hear a case that challenges the states’ conventional practice of providing different tax treatment for in-state and out-of-state municipal bonds. We don’t expect a ruling until winter 2007 or spring 2008, but we are continuing to monitor the issue and its potential impact on municipal bond portfolios. The case is not expected to affect the federal tax exemption available for interest earned on municipal bonds.

John M. Carbone, Principal

Marlin G. Brown, Portfolio Manager

Vanguard Fixed Income Group

June 14, 2007

New Jersey Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2007

Financial Attributes

Yield	3.7%
Average Weighted Maturity	35 days
Average Quality[1]	MIG-1
Expense Ratio	0.10%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	91%
P-1/A-1/SP-1/F-1	8
AAA/AA	1

1 Moody’s Investors Service.

2 Annualized.

3 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

See page 47 for a glossary of investment terms.

New Jersey Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	3.3%	3.0%
1998	3.2	2.8
1999	2.9	2.5
2000	3.7	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.5
2005	2.2	1.7
2006	3.3	2.8
2007[2]	1.8	1.5
SEC 7-Day Annualized Yield (5/31/2007): 3.68%

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
New Jersey Tax-Exempt
Money Market Fund	2/3/1988	3.45%	1.86%	2.45%

1 Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Six months ended May 31, 2007.

Note: See Financial Highlights table on page 22 for dividend information.

New Jersey Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.1%)
Avalon NJ BAN	4.000%	5/22/08	13,760	13,805
Bridgewater Township NJ BAN	4.750%	7/25/07	8,500	8,512
Bridgewater Township NJ BAN	4.000%	10/2/07	5,630	5,635
Burlington County NJ BAN	4.750%	7/12/07	11,205	11,217
Burlington County NJ BAN	4.000%	12/27/07	6,900	6,915
Burlington County NJ BAN	4.000%	2/29/08	34,655	34,747
[1] Burlington County NJ Bridge Comm. Rev.
TOB VRDO	3.800%	6/7/07 (2)	5,315	5,315
Camden County NJ Improvement Auth.
Lease Rev. VRDO	3.820%	6/7/07 LOC	49,500	49,500
Clinton Township NJ BAN	4.500%	7/16/07	5,000	5,006
Clinton Township NJ Board Educ. Temporary Notes	4.250%	1/9/08	7,195	7,222
Cranbury Township NJ BAN	4.000%	12/6/07	5,826	5,838
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.700%	6/7/07 (2)	8,200	8,200
[1] Delaware River Port Auth. Pennsylvania &
New Jersey Rev. TOB VRDO	3.800%	6/7/07 (4)	3,000	3,000
[1] Delaware River Port Auth. Pennsylvania &
New Jersey Rev. TOB VRDO	3.800%	6/7/07 (4)	9,995	9,995
Dover Township NJ BAN	4.500%	6/22/07	8,170	8,174
East Brunswick Township NJ BAN	4.250%	2/21/08	10,190	10,234
[1] Egg Harbor Township NJ School Dist. GO
TOB VRDO	3.840%	6/7/07 (4)	4,485	4,485
Essex County NJ Improvement Auth. Rev.
(Jewish Community Center) VRDO	3.760%	6/7/07 LOC	5,725	5,725
Essex County NJ Improvement Auth. Rev.
(Pooled Govt. Loan) VRDO	3.780%	6/7/07 LOC	20,000	20,000
[1] Essex County NJ Improvement Auth. Rev.
TOB VRDO	3.800%	6/7/07 (1)	11,510	11,510
Fort Lee NJ BAN	4.000%	5/23/08	20,572	20,642
Franklin Lakes NJ BAN	4.000%	3/13/08	4,095	4,107
[1] Garden State Preservation Trust Fund TOB VRDO	3.820%	6/7/07 (4)	10,510	10,510
[1] Garden State Preservation Trust New Jersey
TOB VRDO	3.790%	6/7/07 (4)	9,890	9,890
[1] Garden State Preservation Trust
New Jersey TOB VRDO	3.800%	6/7/07 (4)	8,500	8,500
[1] Garden State Preservation Trust
New Jersey TOB VRDO	3.840%	6/7/07 (4)	12,960	12,960
Hopewell Township NJ BAN	4.500%	6/28/07	8,905	8,909

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Hudson County NJ CTFS Partner
Merlots TOB VRDO	3.830%	6/7/07 (1)	4,980	4,980
Irvington Township NJ GO	0.000%	8/1/07 (1)(ETM)	1,000	994
Lawrence Township NJ BAN	4.750%	7/26/07	4,910	4,917
[1] Madison Borough NJ Board of Educ. TOB VRDO	3.780%	6/7/07 (1)	11,805	11,805
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.800%	7/15/07 (2)(Prere.)	1,180	1,195
Monroe Township NJ BAN	4.250%	2/14/08	11,866	11,913
Montville Township NJ BAN	4.000%	5/23/08	5,951	5,971
Moorestown Township NJ BAN	4.000%	5/23/08	2,646	2,653
Morris County NJ BAN	4.000%	10/4/07	5,000	5,005
Morris Hills NJ Regional School Dist. BAN	4.000%	6/20/07	9,000	9,002
Mount Laurel Township NJ BAN	4.000%	5/23/08	10,393	10,427
[1] New Jersey Building Auth. Rev. TOB VRDO	3.800%	6/7/07 (1)	47,940	47,940
[1] New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee) TOB VRDO	3.830%	6/7/07 (1)	4,760	4,760
[1] New Jersey COP TOB VRDO	3.840%	6/7/07 (2)	20,780	20,780
New Jersey Econ. Dev. Auth.
(Port Newark Container) VRDO	3.780%	6/7/07 LOC	11,600	11,600
New Jersey Econ. Dev. Auth. Fac. Rev.
(Logan Project) CP	3.660%	6/4/07 LOC	55,000	55,000
[1] New Jersey Econ. Dev. Auth.
Lease Rev. TOB VRDO	3.800%	6/7/07 (1)	6,510	6,510
New Jersey Econ. Dev. Auth. Rev.
(Airis Newark LLC Project) VRDO	3.750%	6/7/07 (2)	37,010	37,010
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	3.780%	6/7/07 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev.
(Bennedictine Abbey Newark) VRDO	3.780%	6/7/07 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Chambers
Cogeneration Limited Partnership) CP	3.900%	8/7/07 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev.
(Columbia Univ. Project) CP	3.720%	8/9/07	9,230	9,230
New Jersey Econ. Dev. Auth. Rev.
(Frisch School Project) VRDO	3.720%	6/7/07 LOC	21,450	21,450
New Jersey Econ. Dev. Auth. Rev.
(Geriatric Services Housing Corp.) VRDO	3.730%	6/7/07 LOC	6,345	6,345
New Jersey Econ. Dev. Auth. Rev.
(Hamilton YMCA) VRDO	3.830%	6/7/07 LOC	4,500	4,500
New Jersey Econ. Dev. Auth. Rev.
(Hoffman-La Roche) VRDO	3.930%	6/1/07 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish
Community Center) VRDO	3.850%	6/7/07 LOC	5,445	5,445
New Jersey Econ. Dev. Auth. Rev.
(Job Haines Home Project) VRDO	3.730%	6/7/07 LOC	6,735	6,735
New Jersey Econ. Dev. Auth. Rev.
(Lawrenceville School Project) VRDO	3.830%	6/1/07	20,000	20,000
New Jersey Econ. Dev. Auth. Rev.
(Lions Gate Project) VRDO	3.720%	6/7/07 LOC	11,575	11,575
New Jersey Econ. Dev. Auth. Rev.
(Metuchen Project) VRDO	3.700%	6/7/07 LOC	12,650	12,650
[1] New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.) TOB VRDO	3.790%	6/7/07 (1)	6,075	6,075
[1] New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.) TOB VRDO	3.800%	6/7/07 (1)	8,000	8,000

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(Ocean Spray Cranberries) VRDO	3.830%	6/7/07 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev.
(Order Saint Benedict Project) VRDO	3.760%	6/7/07 LOC	16,835	16,835
New Jersey Econ. Dev. Auth. Rev.
(Passaic Hebrew Institute) VRDO	3.760%	6/7/07 LOC	3,150	3,150
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.730%	6/7/07	5,000	5,000
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.730%	6/7/07	1,500	1,500
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.730%	6/7/07	7,300	7,300
New Jersey Econ. Dev. Auth. Rev.
(Peddie School Project) VRDO	3.750%	6/7/07	6,725	6,725
[1] New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.800%	6/7/07 (4)	14,330	14,330
[1] New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.800%	6/7/07 (3)	12,025	12,025
[1] New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.800%	6/7/07 (4)	11,350	11,350
[1] New Jersey Econ. Dev. Auth. Rev.
(School Fac.) TOB VRDO	3.810%	6/7/07 (3)	39,440	39,440
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) VRDO	3.860%	6/1/07 LOC	83,500	83,500
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) VRDO	3.860%	6/1/07 LOC	90,000	90,000
New Jersey Econ. Dev. Auth. Rev.
(United States Golf Assn.) VRDO	3.730%	6/7/07 LOC	4,900	4,900
New Jersey Econ. Dev. Auth. Rev.
(Visiting Nurse Association) VRDO	3.760%	6/7/07 LOC	5,000	5,000
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.790%	6/7/07 (1)	30,000	30,000
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.800%	6/7/07 (4)	9,490	9,490
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.810%	6/7/07 (2)	4,065	4,065
[1] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.820%	6/7/07 (2)(3)(4)	38,495	38,495
[1] New Jersey Econ. Dev. Auth. Water Fac. Rev.
(New Jersey Water Co. Project) TOB VRDO	3.810%	6/7/07 (3)	4,850	4,850
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.970%	6/1/07 (2)	26,465	26,465
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/07 (2)	5,890	5,923
New Jersey Educ. Fac. Auth. Rev.
(Caldwell College) VRDO	3.760%	6/7/07 LOC	20,950	20,950
New Jersey Educ. Fac. Auth. Rev.
(College of New Jersey) VRDO	3.730%	6/7/07 (2)	16,920	16,920
[1] New Jersey Educ. Fac. Auth. Rev.
(Higher Education Trust Fund) TOB VRDO	3.800%	6/7/07 (4)	12,510	12,510
[1] New Jersey Educ. Fac. Auth. Rev.
(Institute for Advanced Studies) TOB VRDO	3.800%	6/7/07 (1)	6,670	6,670
[1] New Jersey Educ. Fac. Auth. Rev.
(Institute for Advanced Studies) VRDO	3.800%	6/7/07	12,100	12,100
New Jersey Educ. Fac. Auth. Rev.
(Institute for Advanced Studies) VRDO	3.800%	6/7/07	10,600	10,600
[1] New Jersey Educ. Fac. Auth. Rev.
(Institute for Defense Analyses) VRDO	3.800%	6/7/07 (2)	12,530	12,530
[1] New Jersey Educ. Fac. Auth. Rev.
(Kean Univ.) TOB VRDO	3.800%	6/7/07 (3)	10,605	10,605

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.) TOB VRDO	3.800%	6/7/07 (1)	4,895	4,895
[1] New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.) TOB VRDO	3.800%	6/7/07 (2)	12,270	12,270
[1] New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.) TOB VRDO	3.800%	6/7/07	5,000	5,000
[1] New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.) TOB VRDO	3.810%	6/7/07	5,210	5,210
New Jersey Educ. Fac. Auth. Rev.
(Princeton Univ.) VRDO	3.900%	6/1/07	19,100	19,100
[1] New Jersey Educ. Fac. Auth. Rev.
(Rowan Univ.) TOB VRDO	3.800%	6/7/07 (2)	2,770	2,770
[1] New Jersey Educ. Fac. Auth. Rev.
(Rowan Univ.) TOB VRDO	3.800%	6/7/07 (3)	13,010	13,010
[1] New Jersey Educ. Fac. Auth. Rev.
(Rowan Univ.) TOB VRDO	3.820%	6/7/07 (3)	4,265	4,265
New Jersey Environmental Infrastructure
Trust Wastewater Treatment Rev.	5.000%	9/1/07 (Prere.)	1,525	1,545
New Jersey GO TOB PUT	3.710%	10/11/07 (3)	3,360	3,360
[1] New Jersey GO TOB VRDO	3.880%	6/1/07	18,225	18,225
[1] New Jersey GO TOB VRDO	3.780%	6/7/07	13,465	13,465
[1] New Jersey GO TOB VRDO	3.800%	6/7/07 (2)	8,815	8,815
[1] New Jersey GO TOB VRDO	3.800%	6/7/07 (3)	6,340	6,340
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group) VRDO	3.730%	6/7/07 LOC	21,710	21,710
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.680%	6/7/07 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.680%	6/7/07 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.680%	6/7/07 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Hosp. Capital Asset Pooled Program) VRDO	3.680%	6/7/07 LOC	21,000	21,000
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems) VRDO	3.680%	6/7/07 LOC	34,400	34,400
New Jersey Health Care Fac. Financing Auth. Rev.
(Robert Wood Johnson Univ.) VRDO	3.730%	6/7/07 LOC	16,300	16,300
New Jersey Health Care Fac. Financing Auth. Rev.
(Robert Wood Johnson Univ.) VRDO	3.730%	6/7/07 LOC	36,185	36,185
New Jersey Health Care Fac. Financing Auth. Rev.
(Southern Ocean County Hosp.) VRDO	3.760%	6/7/07 LOC	9,190	9,190
[1] New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health) TOB VRDO	3.800%	6/7/07 (1)	9,630	9,630
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Medical Center) VRDO	3.720%	6/7/07 LOC	5,985	5,985
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health) VRDO	3.730%	6/7/07 LOC	9,200	9,200
[1] New Jersey Health Care Fac. Financing Auth. Rev.
TOB VRDO	3.790%	6/7/07 (2)	10,500	10,500
[1] New Jersey Health Care Fac. Financing Auth. Rev.
TOB VRDO	3.800%	6/7/07	4,810	4,810
[1] New Jersey Health Care Fac. Financing Auth. Rev.
TOB VRDO	3.800%	6/7/07 (3)	9,700	9,700
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	3.720%	6/7/07 LOC	18,440	18,440

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	3.730%	6/7/07 LOC	13,950	13,950
New Jersey Health Care Fac. Financing Auth.
Rev. VRDO	3.730%	6/7/07 LOC	5,975	5,975
[1] New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. TOB PUT	3.760%	11/8/07 (7)	20,740	20,740
[1] New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. TOB VRDO	3.810%	6/7/07 (1)	8,995	8,995
[1] New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. TOB VRDO	3.830%	6/7/07 (3)	3,615	3,615
[1] New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. TOB VRDO	3.840%	6/7/07 (4)	5,025	5,025
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	3.780%	6/7/07 (3)	34,405	34,405
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	3.780%	6/7/07 (4)	14,410	14,410
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	3.820%	6/7/07 (1)	12,380	12,380
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev. VRDO	3.820%	6/7/07 (4)	15,540	15,540
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.720%	6/7/07	22,120	22,120
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.770%	6/7/07	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.830%	6/7/07	29,715	29,715
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.880%	6/7/07 LOC	21,200	21,200
New Jersey Housing & Mortgage Finance
Agency Rev. VRDO	3.880%	6/7/07 LOC	13,400	13,400
[1] New Jersey Housing & Mortgage Finance
Agency Single Family Housing Rev. TOB VRDO	3.810%	6/7/07	12,625	12,625
[1] New Jersey Housing & Mortgage Finance Agency
Single Family Housing Rev. TOB VRDO	3.810%	6/7/07	29,155	29,155
[1] New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax) TOB VRDO	3.800%	6/7/07 (1)	5,345	5,345
[1] New Jersey State (Montclair Univ.) TOB VRDO	3.840%	6/7/07 (1)	12,065	12,065
[1] New Jersey Transp. Corp. COP TOB VRDO	3.800%	6/7/07 (3)	9,635	9,635
[1] New Jersey Transp. Corp. TOB VRDO	3.800%	6/7/07 (3)	5,000	5,000
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/07 (10)(Prere.) 15,000		15,307
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/07 (Prere.)	2,000	2,041
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/07 (Prere.)	34,660	35,382
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/07 (Prere.)	37,000	37,771
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB PUT	3.710%	10/4/07 (1)	9,390	9,390
New Jersey Transp. Trust Fund Auth. Rev.
TOB PUT	3.710%	10/11/07 (1)	12,235	12,235
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.790%	6/7/07 (2)	3,745	3,745
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.790%	6/7/07 (1)(2)	10,965	10,965
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.790%	6/7/07 (1)(3)	6,920	6,920
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (3)	13,545	13,545

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (3)	5,315	5,315
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (3)	5,310	5,310
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (1)	8,495	8,495
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (2)	7,495	7,495
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (4)	7,000	7,000
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (1)	6,205	6,205
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (1)	2,950	2,950
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.800%	6/7/07 (4)	9,745	9,745
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.810%	6/7/07 (4)	1,500	1,500
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.810%	6/7/07 (3)	7,250	7,250
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.820%	6/7/07 (2)	6,395	6,395
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.820%	6/7/07 (4)	4,370	4,370
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.820%	6/7/07 (2)	3,075	3,075
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.820%	6/7/07 (4)	9,495	9,495
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.830%	6/7/07 (1)	5,990	5,990
[1] New Jersey Transp. Trust Fund Auth. Rev.
TOB VRDO	3.830%	6/7/07 (1)	7,380	7,380
[1] New Jersey Transp. Trust Fund Auth.
Transp. System TOB VRDO	3.780%	6/7/07 (4)	21,995	21,995
[1] New Jersey Turnpike Auth. Rev. TOB PUT	3.730%	7/12/07 (4)	8,275	8,275
[1] New Jersey Turnpike Auth. Rev. TOB PUT	3.650%	8/16/07 (3)	7,095	7,095
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.800%	6/7/07 (2)	10,000	10,000
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.800%	6/7/07 (1)	18,255	18,255
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.800%	6/7/07 (2)	9,690	9,690
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.810%	6/7/07 (3)	13,640	13,640
[1] New Jersey Turnpike Auth. Rev. TOB VRDO	3.810%	6/7/07 (2)	16,000	16,000
New Jersey Turnpike Auth. Rev. VRDO	3.690%	6/7/07 (3)LOC	136,100	136,100
New Jersey Turnpike Auth. Rev. VRDO	3.700%	6/7/07 (4)	50,250	50,250
[1] Northern Valley NJ Regional High School Dist.
TOB VRDO	3.800%	6/7/07 (1)	2,665	2,665
Old Bridge Township NJ BAN	4.250%	9/27/07	8,380	8,399
Parsippany–Troy Hills Township NJ BAN	4.750%	7/25/07	13,000	13,018
Piscataway Township NJ BAN	4.250%	7/24/07	7,647	7,652
Port Auth of New York & New Jersey Rev. VRDO	3.850%	6/1/07	10,000	10,000
Port Auth. of New York & New Jersey CP	3.610%	6/4/07	30,340	30,340
Port Auth. of New York & New Jersey CP	3.790%	8/7/07	5,330	5,330
Port Auth. of New York & New Jersey CP	3.790%	8/7/07	3,350	3,350
Port Auth. of New York & New Jersey CP	3.790%	8/7/07	15,190	15,190
Port Auth. of New York & New Jersey CP	3.720%	8/9/07	11,930	11,930
Port Auth. of New York & New Jersey Rev.	5.000%	11/15/07 (3)	2,500	2,516

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.800%	6/7/07 (10)	2,940	2,940
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.800%	6/7/07 (10)	5,380	5,380
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.810%	6/7/07 (3)	5,930	5,930
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.810%	6/7/07 (4)	25,165	25,165
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.810%	6/7/07 (3)	15,000	15,000
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.810%	6/7/07 (3)	3,900	3,900
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.840%	6/7/07 (3)	5,000	5,000
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.850%	6/7/07 (3)	6,483	6,483
Port Auth. of New York & New Jersey Special
Obligation Rev. (Versatile Structure) VRDO	3.910%	6/1/07	4,600	4,600
Princeton Univ. New Jersey CP	3.820%	6/21/07	18,250	18,250
Princeton Univ. New Jersey CP	3.830%	6/21/07	17,500	17,500
Ridgewood NJ BAN	4.500%	6/29/07	19,680	19,691
Rutgers State Univ. New Jersey GO CP	3.620%	7/11/07	19,569	19,569
Rutgers State Univ. New Jersey VRDO	3.750%	6/1/07	20,000	20,000
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	3.730%	6/7/07 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	3.800%	6/7/07 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR
(Exelon Project) CP	3.680%	8/9/07 LOC	19,000	19,000
Scotch Plains Township NJ BAN	4.250%	1/25/08	5,000	5,021
Secaucus NJ BAN	4.250%	1/18/08	6,907	6,932
Sparta Township NJ BAN	4.000%	5/30/08	5,395	5,412
Toms River NJ TAN	4.000%	9/28/07	20,000	20,022
Union County NJ BAN	4.000%	2/28/08	75,000	75,194
Union County NJ Improvement Auth. Rev.
(Plainfield Board of Educ.)	5.800%	8/1/07 (3)(Prere.)	4,000	4,054
Univ. of Medicine & Dentistry
New Jersey Rev. VRDO	3.760%	6/7/07 (2)	55,000	55,000
[1] Washington Township NJ Board of Educ.
TOB VRDO	3.790%	6/7/07 (4)	7,990	7,990
Westfield NJ BAN	4.500%	10/19/07	5,500	5,520
Woodbridge Township NJ Util. BAN	4.000%	7/12/07	14,900	14,905

Outside New Jersey:
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/07 (1)(Prere.)	3,200	3,252
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.750%	6/7/07 (4)	10,000	10,000
[1] Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.800%	6/7/07 (1)	22,525	22,525
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.810%	6/7/07 (3)	5,125	5,125
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.810%	6/7/07 (3)	18,830	18,830
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.790%	6/7/07	29,200	29,200
[1] Puerto Rico Highway & Transp. Auth. Rev.
TOB VRDO	3.790%	6/7/07 (3)	11,745	11,745

New Jersey Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR
(Abbott Laboratories) PUT	3.950%	3/1/08	12,575	12,575
[1] Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds TOB VRDO	3.750%	6/7/07	49,805	49,805
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.780%	6/7/07 (11)	31,107	31,107
[1] Puerto Rico Public Finance Corp. TOB VRDO	3.790%	6/7/07 (3)	2,090	2,090
Total Municipal Bonds (Cost $3,220,011)				3,220,011
Other Assets and Liabilities (0.9%)
Other Assets—Note B				43,676
Liabilities				(15,838)
				27,838
Net Assets (100%)
Applicable to 3,247,760,321 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,247,849
Net Asset Value Per Share				$1.00

At May 31, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	3,247,999	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Losses	(150)	—
Unrealized Appreciation	—	—
Net Assets	3,247,849	$1.00

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $1,167,520,000, representing 35.9% of net assets.

For a key to abbreviations and other references, see page 19.

New Jersey Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	54,644
Total Income	54,644
Expenses
The Vanguard Group—Note B
Investment Advisory Services	128
Management and Administrative	917
Marketing and Distribution	388
Custodian Fees	11
Shareholders’ Reports	7
Trustees’ Fees and Expenses	2
Total Expenses	1,453
Expenses Paid Indirectly—Note C	(4)
Net Expenses	1,449
Net Investment Income	53,195
Realized Net Gain (Loss) on Investment Securities Sold	(104)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	53,091

New Jersey Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,195	85,071
Realized Net Gain (Loss)	(104)	30
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	53,091	85,101
Distributions
Net Investment Income	(53,195)	(85,071)
Realized Capital Gain	—	—
Total Distributions	(53,195)	(85,071)
Capital Share Transactions (at $1.00)
Issued	1,599,397	2,351,557
Issued in Lieu of Cash Distributions	50,798	80,917
Redeemed	(1,188,872)	(2,166,613)
Net Increase (Decrease) from Capital Share Transactions	461,323	265,861
Total Increase (Decrease)	461,219	265,891
Net Assets
Beginning of Period	2,786,630	2,520,739
End of Period	3,247,849	2,786,630

New Jersey Tax-Exempt Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.018	.032	.021	.010	.009	.013
Net Realized and Unrealized
Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.018	.032	.021	.010	.009	.013
Distributions
Dividends from Net Investment Income	(.018)	(.032)	(.021)	(.010)	(.009)	(.013)
Distributions from
Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.018)	(.032)	(.021)	(.010)	(.009)	(.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.78%	3.25%	2.17%	1.03%	0.87%	1.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,248	$2,787	$2,521	$2,074	$1,874	$1,758
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.13%	0.13%	0.13%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.54%*	3.21%	2.17%	1.03%	0.87%	1.28%

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $280,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.28% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $4,000.

D. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	334	6,917	41,233
Yield		—	—
Investor Shares	4.0%
Admiral Shares	4.0%
Yield to Maturity	4.2%[3]	4.0%	4.1%
Average Coupon	4.9%	5.0%	5.0%
Average Effective Maturity	9.2 years	9.8 years	13.1 years
Average Quality	AA+	AAA	AA+
Average Duration	6.9 years	6.1 years	6.4 years
Expense Ratio		—	—
Investor Shares	0.15%[4]
Admiral Shares	0.08%[4]
Short-Term Reserves	0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.98
Beta	1.06	1.26

Distribution by Maturity (% of portfolio)

Under 1 Year	6%
1–5 Years	19
5–10 Years	41
10–20 Years	25
20–30 Years	9

Distribution by Credit Quality (% of portfolio)

AAA	84%
AA	8
A	2
BBB	6

Investment Focus

1 Lehman 10 Year Municipal Bond Index.

2 Lehman Municipal Bond Index.

3 Before expenses.

4 Annualized.

5 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 47.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1996–May 31, 2007
	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	1.0%	5.4%	6.4%	7.1%
1998	2.3	5.3	7.6	8.1
1999	–6.2	4.9	–1.3	–0.4
2000	2.9	5.7	8.6	7.7
2001	3.4	5.2	8.6	8.2
2002	1.5	4.9	6.4	6.7
2003	2.1	4.7	6.8	6.9
2004	–1.2	4.5	3.3	4.0
2005	–1.1	4.4	3.3	3.0
2006	2.4	4.6	7.0	6.2
2007[2]	–2.4	2.1	–0.3	0.1

Average Annual Total Returns: Periods Ended March 31, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	2/3/1988	5.84%	5.29%	0.77%	4.93%	5.70%
Admiral Shares	5/14/2001	5.92	5.35	0.59[3]	4.72[3]	5.31[3]

1 Lehman 10 Year Municipal Bond Index.

2 Six months ended May 31, 2007.

3 Return since inception.

Note: See Financial Highlights tables on pages 39 and 40 for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.3%)
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (3)	1,755	1,914
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (3)	4,025	4,509
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (3)	3,685	4,116
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (3)	1,480	1,668
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/12 (2)(ETM)	1,565	1,672
Bergen County NJ Util. Auth. Water PCR	5.000%	12/15/31 (2)	2,500	2,626
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/21 (2)	3,200	3,449
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/10 (4)(Prere.)	850	890
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/10 (4)(Prere.)	1,470	1,545
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,025	1,098
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,265	1,355
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,335	1,430
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/12 (Prere.)	1,140	1,221
Cape May County NJ Muni. Util. Auth. Rev.	5.750%	1/1/14 (4)	6,930	7,659
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/17 (1)	2,560	2,691
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/18 (1)	2,165	2,274
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	19,489
Cumberland County NJ Improvement Auth.
Solid Waste System Rev.	5.125%	1/1/25 (1)	5,685	6,068
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/10 (2)(Prere.)	750	785
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.700%	6/7/07 (2)	4,000	4,000
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/22 (4)	10,000	10,435
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.625%	1/1/26 (4)	5,000	5,201
Delaware River Port Auth. Pennsylvania &
New Jersey Rev.	5.750%	1/1/26 (4)	12,085	12,614
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,778
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	2,925
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,473
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,105
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,115
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/20 (4)	3,775	4,286
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/21 (4)	3,995	4,548
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/22 (4)	4,220	4,824
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/24 (4)	4,715	5,575
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/25 (4)	4,885	5,804
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	3,390	3,593
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	2,650	2,808
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/10 (3)(Prere.)	5,090	5,394

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/18 (2)	10,000	11,058
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/20 (2)	5,010	5,565
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/22 (2)	3,455	3,853
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/23 (1)	12,065	13,751
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/23 (2)	3,635	4,068
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/24 (1)	6,725	7,695
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/24 (2)	3,820	4,289
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/25 (1)	11,630	13,371
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/26 (1)	6,500	7,489
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/27 (1)	5,895	6,812
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/10 (4)	1,000	896
Evesham NJ Util. Auth. Rev.	5.000%	7/1/16 (2)	3,435	3,605
Evesham NJ Util. Auth. Rev.	5.000%	7/1/17 (2)	3,705	3,869
Evesham NJ Util. Auth. Rev.	5.000%	7/1/18 (2)	1,605	1,674
Garden State Preservation Trust New Jersey	5.125%	11/1/19 (4)	7,655	8,412
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	11,325	6,064
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	41,150	20,973
Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	15,000	7,259
Garden State Preservation Trust New Jersey	5.750%	11/1/28 (4)	13,000	15,559
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/16 (1)	1,000	1,056
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/17 (1)	1,000	1,055
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/20 (1)	1,150	1,204
Gloucester County NJ Improvement Auth.
Lease Rev.	5.000%	7/15/23 (1)	1,000	1,042
Gloucester Township NJ GO	5.750%	7/15/10 (2)	2,880	3,024
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/18 (2)	2,755	3,021
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,356
Hillsborough Township NJ School Dist. GO	5.375%	10/1/15 (4)	1,720	1,897
Hillsborough Township NJ School Dist. GO	5.375%	10/1/17 (4)	720	799
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	1,945
[1] Hoboken-Union City–Weehawken
NJ Sewerage Auth. Rev.	6.250%	8/1/13 (1)	9,590	10,802
Hudson County NJ GO	6.550%	7/1/07 (3)	1,300	1,303
Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,378
Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	1,843
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	6,885	7,344
Jackson Township NJ Board of Educ. GO	5.375%	4/15/12 (3)(Prere.)	7,676	8,188
Jackson Township NJ Board of Educ. GO	5.250%	6/15/21 (1)	11,195	12,445
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,625	2,704
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	2,936
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	2,874
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,088
Mercer County NJ Improvement Auth.
Solid Waste Rev.	5.375%	9/15/12	11,120	11,389
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.750%	12/15/08	1,165	1,200
Mercer County NJ Improvement Auth.
Special Services School Dist. Rev.	5.950%	12/15/12	4,895	5,352
Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,095
Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,268
Middlesex County NJ Improvement Auth.	5.375%	3/15/22 (3)	1,825	1,945
Middlesex County NJ Improvement Auth.	5.375%	3/15/23 (3)	1,925	2,051
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	505

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	508
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	5,103
Middlesex County NJ Improvement Auth. Rev.
Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	3,523
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/19	1,585	1,689
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/20	1,600	1,703
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/21	2,375	2,526
Middlesex County NJ Improvement Auth. Rev.
Open Space Trust Fund	5.250%	9/15/22	2,000	2,127
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,428
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	2,047
Middlesex County NJ Improvement Auth. Util.
Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,830
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,829
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,082
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,204
Monmouth County NJ Improvement Auth. Rev.
(Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,318
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,364
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,357
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	1,280	1,352
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,195
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,782
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/22 (2)	5,585	6,059
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,234
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,792
New Jersey Casino Reinvestment Dev. Auth. Rev.
(Parking Fee)	5.250%	6/1/21 (1)	3,000	3,229
[2] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.500%	11/15/08 (1)(Prere.)	4,375	4,528
[2] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.625%	11/15/08 (1)(Prere.)	4,870	5,048
[2] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	6,080	6,313
[2] New Jersey Econ. Dev. Auth. Lease Rev.
(Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	5,440	5,649
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/28 (3)	8,000	9,316
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/29 (3)	7,055	8,226
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	6,500	6,508
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	2,089

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Econ. Dev. Auth. Rev.
(Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,402
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/24 (1)	6,000	6,723
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	15,735
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/26 (1)	3,000	3,377
New Jersey Econ. Dev. Auth. Rev.
(Motor Vehicle Comm.)	5.250%	7/1/31 (1)	25,175	26,779
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,408
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,301
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (2)(Prere.)	2,145	2,277
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/13 (Prere.)	3,000	3,185
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14 (3)(Prere.)	3,880	4,203
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/18 (3)	10,285	11,582
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/24	15,550	16,641
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/25	8,000	8,550
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/26	10,000	10,681
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/27 (3)	24,500	28,446
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/36	7,500	7,844
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) VRDO	3.860%	6/1/07 LOC	10,000	10,000
New Jersey Econ. Dev. Auth. Rev.
(School Fac.) VRDO	3.860%	6/1/07 LOC	8,900	8,900
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/08 (1)(ETM)	2,305	2,213
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/11 (1)(ETM)	4,650	3,965
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,728
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,532
New Jersey Econ. Dev. Auth. Rev.
(St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	3,165
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09 (4)(Prere.)	4,500	4,624
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09 (4)(Prere.)	3,465	3,600
[2] New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.790%	6/7/07 (1)	3,320	3,320
New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO	3.920%	6/1/07 (2)	10,300	10,300
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/08 (2)	6,165	6,327
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (4)(Prere.)	2,715	2,812
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/10 (Prere.)	6,405	6,634
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/10 (4)(Prere.)	8,425	8,917
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/12	7,595	8,225
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (3)	2,060	2,287
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (3)	1,550	1,723
New Jersey Educ. Fac. Auth. Rev.
(Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,927
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,605	2,797
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/13 (3)(Prere.)	2,775	2,979
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/20 (3)	2,585	2,762
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/21 (3)	3,025	3,227
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/39 (3)	8,000	8,431
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/15 (3)(Prere.)	4,700	5,038

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educ. Fac. Auth. Rev.
(Montclair State Univ.)	5.000%	7/1/27 (2)	11,275	11,906
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,050
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,539
New Jersey Educ. Fac. Auth. Rev.
(New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,806
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	2,809
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/18	4,785	5,325
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/19	7,000	7,817
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/30	2,900	3,053
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,193
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,010	1,063
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/12 (3)(Prere.)	1,700	1,789
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/14 (3)(Prere.)	15,760	16,803
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15 (3)	1,550	1,627
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/16 (1)(Prere.)	4,000	4,311
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	11,672
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	190	202
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	205	218
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/11 (3)(Prere.)	235	249
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/13 (3)(Prere.)	2,800	2,987
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,070	2,192
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,690	1,790
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	1,845	1,954
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/24 (1)	2,200	2,328
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,557
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,323
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15 (2)	400	420
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16 (2)	200	210
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.125%	7/1/22	6,000	6,214
New Jersey Educ. Fac. Auth. Rev.
(Stevens Institute of Technology)	5.250%	7/1/32	6,000	6,247
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev.	5.125%	9/1/10 (Prere.)	5,090	5,336
New Jersey GO	5.500%	7/15/19 (3)	7,500	8,495
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/36	14,250	14,426
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.000%	7/1/08	2,530	2,585
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	6.250%	7/1/17	3,950	4,330
New Jersey Health Care Fac. Financing Auth. Rev.
(Atlantic City Medical Center)	5.750%	7/1/25	5,000	5,307
[3] New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/26	2,880	2,963
[3] New Jersey Health Care Fac. Financing Auth. Rev.
(Atlanticare Regional Medical Center)	5.000%	7/1/37	10,000	10,263
New Jersey Health Care Fac. Financing Auth. Rev.
(Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	7,423
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.000%	7/1/24	800	808
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/30	3,055	3,205

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Fac. Financing Auth. Rev.
(Children’s Specialized Hospital)	5.500%	7/1/36	6,800	7,134
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/08 (4)(Prere.)	1,395	1,431
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/08 (4)(Prere.)	1,360	1,395
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/09 (4)	4,140	4,236
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,798
New Jersey Health Care Fac. Financing Auth. Rev.
(Community Medical Center/Kimball Medical
Center/Kensington Manor Care Center)	5.250%	7/1/12 (4)	105	107
New Jersey Health Care Fac. Financing Auth. Rev.
(Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,397
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/20 (2)	4,100	4,186
New Jersey Health Care Fac. Financing Auth. Rev.
(Holy Name Hosp.)	5.250%	7/1/30	4,000	4,128
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.250%	7/1/25	1,200	1,258
New Jersey Health Care Fac. Financing Auth. Rev.
(Hunterdon Medical Center)	5.125%	7/1/35	3,450	3,555
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,355	7,688
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,450	13,904
New Jersey Health Care Fac. Financing Auth. Rev.
(Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,134
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	5.875%	7/1/12 (Prere.)	3,500	3,796
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,000	3,271
New Jersey Health Care Fac. Financing Auth. Rev.
(South Jersey Hosp.)	6.000%	7/1/12 (Prere.)	3,500	3,816
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21 (1)(ETM)	1,260	685
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	0.000%	7/1/21 (1)	1,740	945
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care System)	5.000%	7/1/29	4,375	4,401
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	305	315
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	1/1/09 (1)(Prere.)	960	991
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/13 (1)	2,695	2,774
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)	5.250%	7/1/16 (1)	2,340	2,409
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)	5.250%	7/1/14 (4)	11,000	11,312

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/10 (3)(Prere.)	7,535	7,930
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Rev.	5.700%	5/1/20 (4)	2,225	2,307
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)(ETM)	1,595	1,723
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/13 (1)	8,405	9,053
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)(ETM)	250	280
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/17 (1)	5,505	6,141
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,387
New Jersey Sports & Exposition Auth. Rev.
(Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,135
New Jersey Sports & Exposition Auth. Rev. VRDO	3.700%	6/7/07 (1)	1,530	1,530
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,115
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	21,471
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,640
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	16,524
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/10 (Prere.)	5,000	5,310
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (1)(ETM)	5,000	5,444
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/15 (1)(Prere.)	5,000	5,444
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/20	5,000	5,729
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/21 (1)	25,000	28,363
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/23 (3)	5,850	6,848
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/23 (2)	15,830	17,656
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/24 (3)	5,000	5,883
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/25 (3)	17,750	21,006
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/32 (4)	10,000	3,107
[2] New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.800%	6/7/07 (10)	5,995	5,995
New Jersey Turnpike Auth. Rev.	5.375%	1/1/10 (1)(Prere.)	3,500	3,633
New Jersey Turnpike Auth. Rev.	5.500%	1/1/10 (1)(Prere.)	1,800	1,874
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	665	696
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	7,365	7,711
New Jersey Turnpike Auth. Rev.	5.750%	1/1/10 (1)(Prere.)	1,620	1,696
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)	230	254
New Jersey Turnpike Auth. Rev.	6.000%	1/1/13 (1)(ETM)	770	851
New Jersey Turnpike Auth. Rev.	6.500%	1/1/13 (1)(ETM)	20,000	22,607
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	1,560	1,785
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)	4,615	5,268
New Jersey Turnpike Auth. Rev.	6.500%	1/1/16 (1)(ETM)	22,095	25,276
New Jersey Turnpike Auth. Rev.	5.750%	1/1/17 (1)	2,635	2,757
New Jersey Turnpike Auth. Rev.	5.250%	1/1/26 (4)	7,000	7,874
New Jersey Turnpike Auth. Rev.	5.250%	1/1/27 (4)	7,000	7,884
New Jersey Turnpike Auth. Rev.	5.250%	1/1/29 (4)	19,000	21,464
New Jersey Turnpike Auth. Rev.	5.250%	1/1/30 (4)	26,100	29,537
[2] New Jersey Turnpike Auth. Rev. TOB VRDO	3.790%	6/7/07 (1)	7,260	7,260
[2] New Jersey Turnpike Auth. Rev. TOB VRDO	3.800%	6/7/07 (2)	8,920	8,920
[2] New Jersey Turnpike Auth. Rev. TOB VRDO	3.800%	6/7/07 (1)	4,995	4,995
Newark NJ GO	5.500%	10/1/08 (2)	1,660	1,699
Newark NJ GO	5.375%	12/15/13 (1)	2,000	2,145
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/17	2,665	2,801
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/18	2,345	2,463
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/18 (3)(ETM)	2,500	2,927
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/25 (1)	4,045	4,537
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/26 (1)	4,260	4,786
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/25	13,600	14,279

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/31	12,830	13,433
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/34 (1)	12,095	12,666
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/31 (1)	4,215	1,386
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/32 (1)	5,000	1,566
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/34 (1)	10,220	2,905
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/35 (1)	10,215	2,766
Rutgers State Univ. New Jersey	6.400%	5/1/13	3,000	3,240
Rutgers State Univ. New Jersey	5.000%	5/1/31 (3)	2,000	2,088
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/23	2,000	2,060
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/33	1,500	1,549
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/11 (3)	3,100	3,218
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/12 (Prere.)	20,135	22,039
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/12 (Prere.)	37,475	41,230
Tobacco Settlement Financing Corp. New Jersey Rev.	6.250%	6/1/13 (Prere.)	24,530	27,560
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/13 (Prere.)	22,605	25,996
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/23	10,230	10,002
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,116
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,333
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,584
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/12 (1)(ETM)	4,000	4,315
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/15 (2)	2,325	2,492
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/16 (2)	1,110	1,190
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/18 (2)	1,250	1,343
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/19 (2)	3,000	3,223
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/20 (2)	3,675	3,948
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/21 (2)	2,000	2,149
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/23 (2)	7,330	7,857
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/27 (2)	10,100	10,805
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,243
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,244
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,246
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,246
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,246
Washington Township NJ Board of Educ. GO	5.250%	1/1/23 (4)	1,875	2,087
Washington Township NJ Board of Educ. GO	5.250%	1/1/24 (4)	2,070	2,312
Washington Township NJ Board of Educ. GO	5.250%	1/1/25 (4)	1,500	1,680
Washington Township NJ Board of Educ. GO	5.250%	1/1/26 (4)	1,330	1,492
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,627
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,101
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,059

Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev.	5.125%	11/1/11 (2)	3,400	3,485
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/22 (1)	2,000	2,228
Puerto Rico GO	5.500%	7/1/18	5,540	6,085
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	7,683
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,500	3,841
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	4,125	4,527
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19 (1)	5,000	5,657
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/21 (4)	5,000	5,691

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/22 (4)	3,500	3,996
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/23 (4)	4,000	4,578
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/24 (2)	13,000	14,908
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/28 (2)	10,200	11,792
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/29 (2)	19,805	7,247
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/33 (3)	20,000	6,072
[2] Puerto Rico Infrastructure Financing Auth.
Special Tax Rev. TOB VRDO	3.750%	6/7/07 (2)	6,515	6,515
Puerto Rico Muni. Finance Agency	5.500%	8/1/09 (4)(Prere.)	2,000	2,094
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	5,298
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,470
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	885
Puerto Rico Public Finance Corp.	5.500%	8/1/29	1,135	1,191
Univ. of Puerto Rico Rev.	5.000%	6/1/30	5,000	5,168
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/18	3,390	3,591
Total Municipal Bonds (Cost $1,738,916)				1,780,338
Other Assets and Liabilities (0.7%)
Other Assets—Note B				32,850
Liabilities				(21,151)
				11,699
Net Assets (100%)				1,792,037

New Jersey Long-Term Tax-Exempt Fund

At May 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	1,750,723
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(5)
Unrealized Appreciation (Depreciation)
Investment Securities	41,422
Futures Contracts	(103)
Net Assets	1,792,037

Investor Shares—Net Assets
Applicable to 37,076,127 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	433,705
Net Asset Value Per Share—Investor Shares	$11.70

Admiral Shares—Net Assets
Applicable to 116,120,046 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,358,332
Net Asset Value Per Share—Admiral Shares	$11.70

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $2,365,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of these securities was $58,543,000, representing 3.3% of net assets.

3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2007.

4 See Note D in Notes to Financial Statements for the tax-basis components of net assets. For a key to abbreviations and other references, see page 36.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2007
($000)
Investment Income
Income
Interest	38,852
Total Income	38,852
Expenses
The Vanguard Group—Note B
Investment Advisory Services	75
Management and Administrative
Investor Shares	234
Admiral Shares	324
Marketing and Distribution
Investor Shares	58
Admiral Shares	112
Custodian Fees	7
Shareholders’ Reports
Investor Shares	5
Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	818
Expenses Paid Indirectly—Note C	(12)
Net Expenses	806
Net Investment Income	38,046
Realized Net Gain (Loss)
Investment Securities Sold	2,041
Futures Contracts	1,195
Realized Net Gain (Loss)	3,236
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(46,037)
Futures Contracts	(103)
Change in Unrealized Appreciation (Depreciation)	(46,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,858)

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,046	73,421
Realized Net Gain (Loss)	3,236	5,698
Change in Unrealized Appreciation (Depreciation)	(46,140)	34,181
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,858)	113,300
Distributions
Net Investment Income
Investor Shares	(9,296)	(19,066)
Admiral Shares	(28,750)	(54,355)
Realized Capital Gain[1]
Investor Shares	(1,577)	(2,652)
Admiral Shares	(4,690)	(7,127)
Total Distributions	(44,313)	(83,200)
Capital Share Transactions—Note F
Investor Shares	14,131	(10,123)
Admiral Shares	109,556	83,230
Net Increase (Decrease) from Capital Share Transactions	123,687	73,107
Total Increase (Decrease)	74,516	103,207
Net Assets
Beginning of Period	1,717,521	1,614,314
End of Period	1,792,037	1,717,521

1 Includes fiscal 2007 and 2006 short-term gain distributions totaling $3,090,000 and $933,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value,
Beginning of Period	$12.03	$11.82	$12.04	$12.27	$12.06	$11.91
Investment Operations
Net Investment Income	.256	.520	.526	.548	.549	.575
Net Realized and Unrealized
Gain (Loss) on Investments	(.286)	.282	(.134)	(.149)	.257	.174
Total from Investment Operations	(.030)	.802	.392	.399	.806	.749
Distributions
Dividends from
Net Investment Income	(.256)	(.520)	(.526)	(.548)	(.549)	(.575)
Distributions from
Realized Capital Gains	(.044)	(.072)	(.086)	(.081)	(.047)	(.024)
Total Distributions	(.300)	(.592)	(.612)	(.629)	(.596)	(.599)
Net Asset Value, End of Period	$11.70	$12.03	$11.82	$12.04	$12.27	$12.06

Total Return	–0.25%	7.01%	3.29%	3.33%	6.81%	6.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$434	$432	$434	$896	$920	$958
Ratio of Total Expenses to
Average Net Assets	0.15%*	0.16%	0.16%	0.14%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.32%*	4.42%	4.38%	4.51%	4.49%	4.78%
Portfolio Turnover Rate	16%*	15%	19%	16%	14%	15%

* Annualized

New Jersey Long-Term Tax-Exempt Fund

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2007	2006	2005	2004	2003	2002
Net Asset Value,
Beginning of Period	$12.03	$11.82	$12.04	$12.27	$12.06	$11.91
Investment Operations
Net Investment Income	.260	.529	.535	.554	.557	.582
Net Realized and Unrealized
Gain (Loss) on Investments	(.286)	.282	(.134)	(.149)	.257	.174
Total from Investment Operations	(.026)	.811	.401	.405	.814	.756
Distributions
Dividends from
Net Investment Income	(.260)	(.529)	(.535)	(.554)	(.557)	(.582)
Distributions from
Realized Capital Gains	(.044)	(.072)	(.086)	(.081)	(.047)	(.024)
Total Distributions	(.304)	(.601)	(.621)	(.635)	(.604)	(.606)
Net Asset Value, End of Period	$11.70	$12.03	$11.82	$12.04	$12.27	$12.06

Total Return	–0.22%	7.09%	3.36%	3.39%	6.87%	6.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,358	$1,286	$1,180	$625	$604	$597
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.09%	0.09%	0.09%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.39%*	4.49%	4.45%	4.57%	4.55%	4.82%
Portfolio Turnover Rate	16%*	15%	19%	16%	14%	15%

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New Jersey Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2007, the fund had contributed capital of $160,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2007, these arrangements reduced the fund’s management and administrative expenses by $10,000 and custodian fees by $2,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $3,233,000 through November 30, 2006, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2007, the cost of investment securities for tax purposes was $1,742,149,000. Net unrealized appreciation of investment securities for tax purposes was $38,189,000, consisting of unrealized gains of $45,461,000 on securities that had risen in value since their purchase and $7,272,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year U.S. Treasury Note	383	40,000	(118)
30-Year U.S. Treasury Bond	(97)	10,585	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

E. During the six months ended May 31, 2007, the fund purchased $306,758,000 of investment securities and sold $128,982,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2007		November 30, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	73,050	6,165	100,786	8,553
Issued in Lieu of Cash Distributions	8,976	759	17,773	1,507
Redeemed	(67,895)	(5,735)	(128,682)	(10,921)
Net Increase (Decrease)—Investor Shares	14,131	1,189	(10,123)	(861)
Admiral Shares
Issued	159,292	13,452	231,340	19,634
Issued in Lieu of Cash Distributions	25,684	2,171	46,760	3,966
Redeemed	(75,420)	(6,368)	(194,870)	(16,575)
Net Increase (Decrease)—Admiral Shares	109,556	9,255	83,230	7,025

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year beginning December 1, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New Jersey Tax-Exempt Fund	11/30/2006	5/31/2007	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,017.80	$0.50
Long-Term
Investor Shares	1,000.00	997.46	0.75
Admiral Shares	1,000.00	997.81	0.40
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.43	$0.50
Long-Term
Investor Shares	1,000.00	1,024.18	0.76
Admiral Shares	1,000.00	1,024.53	0.40

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.10%; for the New Jersey Long-Term Tax-Exempt Fund, 0.15% for Investor Shares and 0.08% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table on page 44 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
147 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005;
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the ship
logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072007

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2007

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.